Income Taxes - Schedule of Tax Losses Pending of Amortize (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 MXN ($)
Schedule of Tax Losses Pending of Amortize [Line Items]
Tax losses available	$ 5,549,908
2016 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2026
Tax losses available	$ 370,957
2017 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2027
Tax losses available	$ 284,187
2018 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2028
Tax losses available	$ 16,521
2019 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2029
Tax losses available	$ 743,774
2020 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2030
Tax losses available	$ 462,524
2021 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2031
Tax losses available	$ 711,718
2022 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2032
Tax losses available	$ 1,001,804
2023 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2033
Tax losses available	$ 641,837
2024 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2034
Tax losses available	$ 502,796
2025 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2035
Tax losses available	$ 813,790